Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net
The following table presents the components of property, plant and equipment, net as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Cost (1):
Land, buildings and leasehold improvements (2)	$848,926	$789,111
Instruments, machinery and equipment (3)	1,409,998	1,356,607
Office furniture and other	91,736	102,176
Motor vehicles and airplanes	53,248	53,327
Total cost	2,403,908	2,301,221
Accumulated depreciation	(1,501,224)	(1,514,249)
Depreciated cost	$902,684	$786,972

Depreciation expenses for the years ended December 31, 2021, 2020 and 2019 amounted to $106,068, $104,980 and $101,087, respectively.

(1)     Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $11,924 and $11,926 as of December 31, 2021 and 2020, respectively.

(2)         Set forth below is additional information regarding the real estate owned or leased by the Company (square feet):

	Israel(A)	U.S.(B)	Other Countries(C)
Owned	2,519,508	759,445	1,039,287
Leased	6,772,688	1,176,332	604,674

(A)     Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and landing strips in various locations in Israel.
(B)     Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primary in Texas, New Hampshire, Florida, Alabama and Virginia.
(C)    Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Latin America and Asia-Pacific.

(3)     Includes equipment produced by the Company for its own use in the aggregate amount of $119,855 and $126,147 as of December 31, 2021 and 2020, respectively, and capitalized costs related to the new ERP system (see Note 2N).
(4) During 2021, the Company recognized a net gain of approximately $14,660 related to the sale of a building by one of the Company's subsidiaries in Israel. This gain was recorded under "Other operating income, net".